Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	December 31,
	2012	2013	2013
	RMB	RMB	US$
Accounts payable and other payables	17,263	19,021	3,142
Salary and wages	10,130	7,297	1,205

	27,393	26,318	4,347